Nuance Mid Cap Value Fund
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 86.8%	Shares	Value
Consumer Discretionary - 0.7%
Gentherm, Inc. (a)	14,877	$476,659
NIKE, Inc.	41,525	3,101,502
		3,578,161

Consumer Staples - 20.9%
Beiersdorf AG - ADR	348,015	8,630,772
Calavo Growers, Inc.	125,256	3,294,233
Clorox Co.	248,250	31,170,270
Estee Lauder Cos., Inc.	120,819	11,277,245
Henkel AG & Co. KGaA - ADR	1,679,926	29,936,281
Kenvue, Inc.	61,630	1,321,347
Kimberly-Clark Corp.	79,727	9,935,579
McCormick & Co., Inc.	79,774	5,634,438
Mission Produce, Inc. (a)	248,600	3,067,724
Target Corp.	4,725	474,863
		104,742,752

Financials - 7.5%
Everest Group Ltd.	11,359	3,814,352
Globe Life, Inc.	143,465	20,152,529
Independent Bank Corp.	21,244	1,350,056
Northern Trust Corp.	67,035	8,714,550
Reinsurance Group of America, Inc.	12,969	2,495,884
Travelers Companies, Inc.	4,887	1,271,793
		37,799,164

Health Care - 16.5%
Agilent Technologies, Inc.	10,336	1,186,676
Becton Dickinson & Co.	80,415	14,333,974
Henry Schein, Inc. (a)	124,814	8,443,667
Hologic, Inc. (a)	153,015	10,224,462
Qiagen NV	173,072	8,539,372
Solventum Corp. (a)	230,507	16,448,980
Thermo Fisher Scientific, Inc.	26,122	12,216,737
Waters Corp. (a)	39,067	11,280,987
		82,674,855

Industrials - 17.2%
CNH Industrial NV	202,303	2,621,847
Daikin Industries Ltd. - ADR	208,433	2,555,389
Graco Inc.	32,141	2,699,201
IDEX Corp.	44,667	7,303,501
Knight-Swift Transportation Holdings, Inc.	82,538	3,507,865
Legrand SA - ADR	17,260	511,241
Lindsay Corp.	18,851	2,573,350
Marten Transport Ltd.	1,892,937	23,018,114
Nordson Corp.	12,399	2,655,990
Northrop Grumman Corp.	11,085	6,391,722
Spirax Group PLC - ADR	208,257	8,771,785
Toro Co.	51,046	3,790,165
Werner Enterprises, Inc.	710,849	19,704,734
		86,104,904

Information Technology - 6.4%
Informatica, Inc. (a)	955,926	23,611,372
Rogers Corp. (a)	132,075	8,661,479
		32,272,851

Materials - 0.7%
AptarGroup, Inc.	20,734	3,258,141

Utilities - 16.9%
American Water Works Co., Inc.	45,560	6,389,334
Avista Corp.	101,380	3,781,474
California Water Service Group	613,989	27,918,080
Consolidated Edison, Inc.	12,670	1,311,345
H2O America	359,444	17,357,551
Pennon Group PLC - ADR	776,233	10,195,820
Portland General Electric Co.	123,015	5,058,377
Severn Trent PLC - ADR	37,243	1,315,080
United Utilities Group PLC - ADR	379,687	11,299,485
		84,626,546
TOTAL COMMON STOCKS (Cost $424,942,419)		435,057,374

PREFERRED STOCKS - 3.1%	Shares	Value
Financials - 3.1%
Charles Schwab Corp.	–	$–
Series D, 5.95%, Perpetual	475,371	11,879,522
Series J, 4.45%, Perpetual	193,949	3,780,066
TOTAL PREFERRED STOCKS (Cost $14,957,054)		15,659,588

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.5%	Shares	Value
Real Estate - 0.5%
Alexandria Real Estate Equities, Inc.	18,935	1,447,202
Healthpeak Properties, Inc.	76,666	1,298,722
		2,745,924
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $3,500,933)		2,745,924

SHORT-TERM INVESTMENTS - 9.1%		Value
Money Market Funds - 9.1%	Shares
First American Government Obligations Fund - Class X, 4.23%(b)	45,438,617	45,438,617
TOTAL SHORT-TERM INVESTMENTS (Cost $45,438,617)		45,438,617

TOTAL INVESTMENTS - 99.5% (Cost $488,839,023)		498,901,503
Other Assets in Excess of Liabilities - 0.5%		2,362,160
TOTAL NET ASSETS - 100.0%		$501,263,663
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Nuance Mid Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	435,057,374	–	–	435,057,374
Preferred Stocks	15,659,588	–	–	15,659,588
Real Estate Investment Trusts - Common	2,745,924	–	–	2,745,924
Money Market Funds	45,438,617	–	–	45,438,617
Total Investments	498,901,503	–	–	498,901,503

Refer to the Schedule of Investments for further disaggregation of investment categories.